Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At June 30, 2015, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	195,706
Options available for future grant	1,113,560
Convertible preferred stock	983,388
Warrants	579,130

2,871,784

At December 31, 2014, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	28,928,930
Options available for future grant	6,405,980
Convertible preferred stock	173,895,796
Warrants	127,508,118

336,738,824